Variable Annuities Issued by Minnesota Life

Supplement dated May 1, 2026 to the last effective prospectus for the following variable annuity:

•	MultiOption® Variable Annuity (UMOA)

Effective on or about August 22, 2025, AIM Variable Insurance Funds (Invesco Variable Insurance Fund) approved the name change of the following fund:

Previous Fund Name: Invesco Oppenheimer V.I. International Growth Fund

New Fund Name: Invesco V.I. International Growth Fund

Effective December 1, 2025, the name of the following Macquarie Funds were renamed by replacing “Macquarie” with “Nomura”:

Previous Fund Name	New Fund Name
Macquarie VIP Balanced Series – Service Class Shares	Nomura VIP Balanced Series – Service Class Shares
Macquarie VIP Core Equity Series – Service Class Shares	Nomura VIP Core Equity Series – Service Class Shares
Macquarie VIP International Core Equity Series – Service Class Shares	Nomura VIP International Core Equity Series – Service Class Shares
Macquarie VIP Small Cap Growth Series – Service Class Shares	Nomura VIP Small Cap Growth Series – Service Class Shares
Macquarie VIP Smid Cap Core Series – Service Class Shares	Nomura VIP Smid Cap Core Series – Service Class Shares
Macquarie VIP Value Series – Service Class Shares	Nomura VIP Value Series – Service Class Shares

The name of the Trust was not changed and currently remains “Ivy Variable Insurance Portfolios”.

On December 22, 2025, Janus Henderson Group plc (“Janus Henderson”), the parent company of the Portfolios’ investment adviser, Trian Fund Management, L.P. and its affiliated funds (“Trian”), and General Catalyst Group Management, LLC and its affiliated funds (“General Catalyst”) announced that they have entered into a definitive agreement under which Janus Henderson will be acquired by Trian and General Catalyst (the “Transaction”). The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, client consents, and approval by Janus Henderson’s shareholders.

F111830 05-2026

Effective May 1, 2026, the product prospectus is amended to reflect the following fund name changes:

•

The SFT Macquarie Growth Fund and the SFT Macquarie Small Cap Growth Fund names have been changed to SFT Nomura Growth Fund and SFT Nomura Small Cap Growth Fund. All references to the SFT Macquarie Growth Fund and SFT Macquarie Small Cap Growth Fund are hereby replaced with SFT Nomura Growth Fund and SFT Nomura Small Cap Growth Fund, respectively.

•

The name of the Templeton Developing Markets VIP Fund – Class 2 has been changed to the Templeton Emerging Markets VIP Fund – Class 2. All references to Templeton Developing Markets VIP Fund – Class 2 are hereby replaced with Templeton Emerging Markets VIP Fund – Class 2.

•

The name of the Global Small Capitalization Fund – Class 2 Shares has been changed to the SMALLCAP World Fund – Class 2 Shares. All references to Global Small Capitalization Fund – Class 2 Shares are hereby replaced with SMALLCAP World Fund – Class 2 Shares.

•

The name of the International Fund – Class 2 Shares has been changed to the EUPAC Fund – Class 2 Shares. All references to International Fund – Class 2 Shares are hereby replaced with EUPAC Fund – Class 2 Shares.

Effective May 1, 2026, the following funds will be made available as investment options under the Contract:

•	American Funds® IS The Bond Fund of America – Class 2

•	Fidelity VIP® Index 500 Fund – Service Class 2

•	Goldman Sachs VIT Government Money Market Fund – Service Shares

•	LVIP Nomura U.S. Real Estate Fund – Service Class

•	LVIP SSgA Mid-Cap Index Fund – Service Class

•	Putnam VT Large Cap Growth Fund – Class IB Shares

For additional information on the above funds, please consult the individual fund prospectuses.

Please retain this supplement for future reference

F111830 05-2026

Variable Annuities Issued by Minnesota Life

Supplement dated May 1, 2026 to the last effective prospectus for the following variable annuity:

•	MultiOption® Variable Annuity (Megannuity)

Effective on or about August 22, 2025, AIM Variable Insurance Funds (Invesco Variable Insurance Fund) approved the name change of the following fund:

Previous Fund Name: Invesco Oppenheimer V.I. International Growth Fund

New Fund Name: Invesco V.I. International Growth Fund

Effective December 1, 2025, the name of the following Macquarie Funds were renamed by replacing “Macquarie” with “Nomura”:

Previous Fund Name	New Fund Name
Macquarie VIP Balanced Series – Service Class Shares	Nomura VIP Balanced Series – Service Class Shares
Macquarie VIP Core Equity Series – Service Class Shares	Nomura VIP Core Equity Series – Service Class Shares
Macquarie VIP International Core Equity Series – Service Class Shares	Nomura VIP International Core Equity Series – Service Class Shares
Macquarie VIP Small Cap Growth Series – Service Class Shares	Nomura VIP Small Cap Growth Series – Service Class Shares
Macquarie VIP Smid Cap Core Series – Service Class Shares	Nomura VIP Smid Cap Core Series – Service Class Shares
Macquarie VIP Value Series – Service Class Shares	Nomura VIP Value Series – Service Class Shares

The name of the Trust was not changed and currently remains “Ivy Variable Insurance Portfolios”.

On December 22, 2025, Janus Henderson Group plc (“Janus Henderson”), the parent company of the Portfolios’ investment adviser, Trian Fund Management, L.P. and its affiliated funds (“Trian”), and General Catalyst Group Management, LLC and its affiliated funds (“General Catalyst”) announced that they have entered into a definitive agreement under which Janus Henderson will be acquired by Trian and General Catalyst (the “Transaction”). The Transaction is expected to close in 2026, subject to customary closing conditions, including requisite regulatory approvals, client consents, and approval by Janus Henderson’s shareholders.

Effective May 1, 2026, The SFT Macquarie Growth Fund and the SFT Macquarie Small Cap Growth Fund names have been changed to the SFT Nomura Growth Fund and SFT Nomura Small Cap Growth Fund. All references to the SFT Macquarie Growth Fund and SFT Macquarie Small Cap Growth Fund are hereby replaced with SFT Nomura Growth Fund and SFT Nomura Small Cap Growth Fund, respectively.

F111831 05-2026

Effective May 1, 2026, the product prospectus is amended to reflect the following fund name change:

•

The name of the Templeton Developing Markets VIP Fund – Class 2 has been changed to the Templeton Emerging Markets VIP Fund – Class 2. All references to Templeton Developing Markets VIP Fund – Class 2 are hereby replaced with Templeton Emerging Markets VIP Fund – Class 2.

Effective May 1, 2026, the following funds will be made available as investment options under the Contract:

•	American Funds® IS Growth-Income Fund – Class 2 Shares

•	American Funds® IS - The Bond Fund of America – Class 2

•	Fidelity VIP® Index 500 Fund – Service Class 2

•	Goldman Sachs VIT Government Money Market Fund – Service Shares

•	LVIP Nomura U.S. Real Estate Fund – Service Class

•	LVIP SSgA Mid-Cap Index Fund – Service Class

•	Putnam VT Large Cap Growth Fund – Class IB Shares

For additional information on the above funds, please consult the individual fund prospectuses.

Please retain this supplement for future reference

F111831 05-2026